Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2024	2023
Non-interest bearing checking accounts	$59,783	$92,216
Interest bearing checking accounts(1)	47,802	104,274
Savings accounts	492	841
Money market accounts(2)	162,285	218,525
Certificate of deposit accounts	282,890	215,843
Total	$553,252	$631,699

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2025	$171,829
2026	32,259
2027	29,928
2028	35,392
2029	13,482
Total	$282,890